Product Sales Contracts	12 Months Ended
Dec. 31, 2017
Contractors [Abstract]
Product Sales Contracts
Note 5. Product Sales Contracts

Costs, estimated earnings and billings on uncompleted contracts that are recognized using the percentage-of-completion method consisted of the following (in thousands):

	December 31,
	2017	2016
Costs incurred on uncompleted contracts	$314,033	$205,527
Estimated earnings on uncompleted contracts	59,772	42,905
	373,805	248,432
Less — billings to date on uncompleted contracts	(422,675)	(256,318)
	$(48,870)	$(7,886)

Costs, estimated earnings and billings on uncompleted contracts are presented in the accompanying financial statements as follows (in thousands):

	December 31,
	2017	2016
Costs and estimated earnings in excess of billings on uncompleted contracts	$40,695	$21,299
Billings on uncompleted contracts in excess of costs and estimated earnings	(89,565)	(29,185)
	$(48,870)	$(7,886)